INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INCOME TAXES
Reduction in valuation allowance against deferred tax assets		$ 1,060,000,000
Valuation allowance attributable to certain state net operating loss carryovers and federal tax credits	61,000,000	66,000,000
Changes in unrecognized tax benefits
Balance at the beginning of the period	35,000,000	46,000,000	78,000,000
Additions for prior-year tax positions	15,000,000	12,000,000	0
Reductions for tax positions of prior years	(2,000,000)	(23,000,000)	(20,000,000)
Additions for current-year tax positions	3,000,000	1,000,000	2,000,000
Reductions for current-year tax positions	0	0	0
Reductions due to settlements with taxing authorities	(12,000,000)	0	(12,000,000)
Reductions due to a lapse of statute of limitations	(4,000,000)	(1,000,000)	(2,000,000)
Balance at the end of the period	35,000,000	35,000,000	46,000,000
Unrecognized tax benefits which, if recognized, would impact effective tax rate	35,000,000	23,000,000	46,000,000
Current tax benefit due to reduction of liabilities for uncertain tax positions	21,000,000	58,000,000
Current tax benefit due to reduction of liabilities for uncertain tax positions, continuing operations	2,000,000	45,000,000
Current tax benefit due to a reduction of liabilities for uncertain tax positions, discontinued operations	19,000,000	13,000,000
Interest and penalties related to accrued liabilities for uncertain tax positions, recognized	1,000,000
Uncertain tax positions, interest and penalties related to continuing operations	1,000,000
Uncertain tax positions, interest and penalties related to discontinued operations	2,000,000
Total accrued interest and penalties on unrecognized tax benefits	9,000,000
Continuing operations
INCOME TAXES
Income tax (expense) benefit related to decrease in the valuation allowance for deferred tax assets and other tax adjustments		998,000,000
Changes in unrecognized tax benefits
Balance at the beginning of the period	34,000,000	34,000,000	61,000,000
Additions for prior-year tax positions	15,000,000	12,000,000	0
Reductions for tax positions of prior years	(2,000,000)	(12,000,000)	(16,000,000)
Additions for current-year tax positions	3,000,000	1,000,000	2,000,000
Reductions for current-year tax positions	0	0	0
Reductions due to settlements with taxing authorities	(12,000,000)	0	(11,000,000)
Reductions due to a lapse of statute of limitations	(4,000,000)	(1,000,000)	(2,000,000)
Balance at the end of the period	34,000,000	34,000,000	34,000,000
Total accrued interest and penalties on unrecognized tax benefits	10,000,000
Discontinued operations
Changes in unrecognized tax benefits
Balance at the beginning of the period	1,000,000	12,000,000	17,000,000
Additions for prior-year tax positions	0	0	0
Reductions for tax positions of prior years	0	(11,000,000)	(4,000,000)
Additions for current-year tax positions	0	0	0
Reductions for current-year tax positions	0	0	0
Reductions due to settlements with taxing authorities	0	0	(1,000,000)
Reductions due to a lapse of statute of limitations	0	0	0
Balance at the end of the period	1,000,000	1,000,000	12,000,000
Total accrued interest and penalties on unrecognized tax benefits	$ (1,000,000)